Other Property And Equipment (Schedule Of Other Property And Equipment) (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Gross Cost	$ 378,000	$ 376,000
Accumulated depreciation	229,000	186,000
Manufactured Methane facilities, net	149,000	190,000
Depreciation expense	79,000	73,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	295,000	293,000
Accumulated depreciation	146,000	103,000
Manufactured Methane facilities, net	149,000	190,000
Other [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	83,000	83,000
Accumulated depreciation	83,000	83,000
Manufactured Methane facilities, net
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	2 years	2 years
Minimum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	5 years	5 years
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	3 years	3 years
Maximum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Depreciable Life	7 years	7 years